Organization and principal activities	12 Months Ended
Mar. 31, 2017
Organization and principal activities
Organization and principal activities

1.     Organization and principal activities

Alibaba Group Holding Limited (the "Company," and where appropriate, the term "Company" also refers to its subsidiaries and consolidated variable interest entities ("VIEs") as a whole), was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries and consolidated VIEs. The Company provides the fundamental technology infrastructure and marketing reach to help merchants, brands and other businesses to leverage the power of the Internet to engage with their users and customers in the People's Republic of China (the "PRC" or "China") and internationally. Major shareholders of the Company include SoftBank Group Corp. (formerly known as SoftBank Corp.) ("SoftBank") and Yahoo! Inc. ("Yahoo").

The Company has four operating and reportable segments, namely core commerce, cloud computing, digital media and entertainment, and innovation initiatives and others. The Company's core commerce segment is comprised of platforms operating in retail and wholesale commerce in China and internationally. Retail commerce in China operated by the Company primarily includes (i) the China mobile commerce destination ("Taobao Marketplace") and (ii) the China third-party platform for brands and retailers ("Tmall") (including Juhuasuan and Tmall Global). Wholesale commerce in China operated by the Company includes the China domestic wholesale marketplace ("1688.com"). International retail commerce operated by the Company includes (i) the global marketplace targeting consumers from around the world to buy directly from manufacturers and distributors in China ("AliExpress") and (ii) the e-commerce platforms in Southeast Asia ("Lazada") (Note 4(g)). International wholesale commerce operated by the Company includes the wholesale marketplace for global trade ("Alibaba.com").

The Company's cloud computing segment is comprised of Alibaba Cloud Computing, a provider of public cloud services which offers a complete suite of cloud services, including elastic computing, database, storage and content delivery network, large scale computing, security, management and application services, big data analytics and a machine learning platform for customers in different sizes across various industries.

The Company's digital media and entertainment segment operates businesses through the Company's media properties, primarily including Youku Tudou (Note 4(f)) and UCWeb (Note 4(k)).

The Company's innovation initiatives and others segment includes businesses such as the YunOS operating system, AutoNavi (Note 4(i)), DingTalk enterprise messaging and others.

The Company also participates in the logistics and local services sectors through investments in Cainiao Network (Note 4(x)) and Koubei (Note 4(ac)), respectively. In addition, the Company has a profit sharing interest in Ant Financial Services (Note 4(b)), the financial services group that operates Alipay.com Co., Ltd. ("Alipay"), a third-party online payment platform in China. The Company makes available online payment processing services ("Payment Services") on its marketplaces through an arrangement with Alipay.